Equity-method investees - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nars Miam LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees	49.00%	49.00%
Natuzzi Store (UK) Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees	30.00%	30.00%	30.00%
Salena S.r.l. [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees	49.00%	49.00%
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture	49.00%	49.00%	49.00%
Natuzzi Texas LLC [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture	51.00%	51.00%